Segment Reporting - Schedule of Income Statements by Segment, Significant Segment Expenses, and Segment Assets (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Statements by Segment, Significant Segment Expenses, and Segment Assets [Line Items]
Revenues	$ 1,683		$ 2,218		$ 4,837	$ 5,491	$ 7,053	$ 5,375
Cost of services	700		1,083		2,118	2,851	3,665	3,068
Depreciation and amortization expense	29		28		88	82	110	104
Selling, general and administrative expenses							4,142	5,133
Research and development costs					264	150	202	249
Loss on conversion of SAFE Notes								379
Operating Income (Loss)	(1,539)		256		(3,070)	(394)	(1,066)	(3,558)
Other income/(expense), net	232		(67)		235	40	73	3
Segment income (loss) before income tax	(1,307)		189		(2,835)	(354)	(993)	(3,555)
Income tax (benefit) expense					1	1	1	1
Segment income (loss)	(1,307)	$ (1,363)	189	$ (401)	(2,836)	(355)	(994)	(3,556)
Cash and cash equivalents	28,209				28,209		2,149	2,761
Accounts receivable, net	1,515				1,515		999	500
Contract assets	141				141		111	346
Other current assets	1,048				1,048		80	31
Property, plant and equipment, net	67				67		55	84
Intangible assets, net	93				93		153	233
Finance lease right-of-use assets	12				12		14
Operating lease right-of-use assets	299				299		387	507
Goodwill	182				182		182	182
Deep Isolation US & EMEA [Member]
Schedule of Income Statements by Segment, Significant Segment Expenses, and Segment Assets [Line Items]
Revenues	636		800		2,060	2,087	2,877	1,631
Cost of services	240		510		907	1,353	1,841	1,321
Depreciation and amortization expense			1		1	2	2	3
Selling, general and administrative expenses							2,886	3,772
Research and development costs							202	249
Loss on conversion of SAFE Notes								379
Operating Income (Loss)	(1,702)		(549)		(3,437)	(1,538)	(2,054)	(4,093)
Other income/(expense), net	231		40		233	150	182	(36)
Segment income (loss) before income tax	(1,471)		(509)		(3,204)	(1,388)	(1,872)	(4,129)
Income tax (benefit) expense					1	1	1	1
Segment income (loss)	(1,471)		(509)		(3,205)	(1,389)	(1,873)	(4,130)
Cash and cash equivalents	27,326				27,326		944	1,938
Accounts receivable, net	429				429		348	59
Contract assets	48				48		20	91
Other current assets	1,009				1,009		50	17
Property, plant and equipment, net							3	4
Intangible assets, net
Finance lease right-of-use assets
Operating lease right-of-use assets							4	4
Goodwill
Freestone [Member]
Schedule of Income Statements by Segment, Significant Segment Expenses, and Segment Assets [Line Items]
Revenues	1,047		1,418		2,777	3,404	4,176	3,744
Cost of services	460		573		1,211	1,498	1,824	1,747
Depreciation and amortization expense	29		27		87	80	108	101
Selling, general and administrative expenses							1,256	1,361
Research and development costs
Loss on conversion of SAFE Notes
Operating Income (Loss)	163		805		367	1,144	988	535
Other income/(expense), net	1		(107)		2	(110)	(109)	39
Segment income (loss) before income tax	164		698		369	1,034	879	574
Income tax (benefit) expense
Segment income (loss)	164		$ 698		369	$ 1,034	879	574
Cash and cash equivalents	883				883		1,205	823
Accounts receivable, net	1,086				1,086		651	441
Contract assets	93				93		91	255
Other current assets	39				39		30	14
Property, plant and equipment, net	67				67		52	80
Intangible assets, net	93				93		153	233
Finance lease right-of-use assets	12				12		14
Operating lease right-of-use assets	299				299		383	503
Goodwill	$ 182				$ 182		$ 182	$ 182